Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 5,003	$ 7,029
Trade and other receivables	16,065	21,394
Short-term investments	28,400	3,773
Other current assets	4,310	531
Total current assets	53,778	32,727
Non-Current
Stream, royalty and other interests	1,560,416	1,781,256
Investments in associates	57,559	27,265
Investments	230,474	126,117
Other long-term assets	29,199	7,412
Total assets	1,931,426	1,974,777
Current
Trade payables and other	16,193	19,041
Non-Current
Bank debt	435,000	497,500
Deferred income tax and other liabilities	26,252	16,831
Total Liabilities	477,445	533,372
EQUITY
Share capital	1,312,352	1,318,622
Reserves	28,716	24,647
Retained earnings	122,917	98,921
Accumulated other comprehensive loss	(34,984)	(27,490)
Equity attributable to Sandstorm Gold Ltd.’s shareholders	1,429,001	1,414,700
Non-controlling interests	24,980	26,705
Total liabilities and equity	$ 1,931,426	$ 1,974,777